Short Term Debts (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Debts [Abstract]
Schedule of Short Term Debts
	December 31,
	2024
	Interest rate		December 31,
	%	Currency	2023	2024

Short-term loans from banks	6.2-6.8	NIS	$2,772	$1,673
Current maturities of long-term loans from banks	Prime + 0.25 - 0.95	NIS	11,226	6,920
Current maturities of long-term loans from banks	SOFR + 2.1 - 3.38	USD	13,209	13,516
Accrued interest on long-term debt		NIS and USD	1,734	1,078
			$28,941	$23,187